Hedging activities and derivatives (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about hedges [abstract]
Summary Of Foreign Currency and Interest Rate Risk

Forward contracts, swaps, call option and call spreads measured at FVTOCI are designated as hedging instruments in cash flow hedges of interest and principal payments in USD, CNH and EURO.

	March 31, 2024		March 31, 2025
	Assets	Liabilities	Assets	Liabilities
	(INR)	(INR)	(INR)	(INR)
Derivative contracts designated as hedging instruments - Non-current	2,593	225	3,309	217
Derivative contracts designated as hedging instruments - Current	973	1,093	4,089	830

Summary Of Hedge Reserve Movement

Hedge reserve movement

	For the year ended March 31,
a) Cash flow hedge reserve	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Opening balance (after non-controlling interest)	668	1,679	32	0
Gain / (loss) recognised on cash flow hedges	9,606	(2,715)	3,015	35
(Gain) / loss reclassified to profit or loss (under head finance costs)	(8,086)	406	(2,370)	(28)
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	57	(11)	(12)	(0)
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	—	(75)	(718)	(8)
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	(90)	—	—	—
Income tax relating on cash flow hedges*	(336)	594	(12)	(0)
Closing balance	1,819	(122)	(65)	(1)
Less: Non-controlling interest movement	(140)	154	35	0
Closing balance (after non-controlling interest)	1,679	32	(30)	1

b) Cost of hedge reserve on cash flow hedges
Opening balance (after non-controlling interest)	(1,996)	(2,297)	(1,899)	(22)
Effective portion of changes in fair value	(5,923)	(3,346)	(2,160)	(25)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	4,194	2,435	1,420	17
Loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	—	1,177	2,624	31
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	1,340	400	0	0
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	12	—	—	—
Income tax relating to cost of hedge reserve*	87	(243)	(458)	(5)
Closing balance	(2,286)	(1,874)	(473)	(6)
Less: Non-controlling interest movement	(11)	(25)	(88)	(1)
Closing balance (after non-controlling interest)	(2,297)	(1,899)	(561)	(7)

c) Total Hedge reserve movement (a+b)
Opening balance (after non-controlling interest)	(1,328)	(618)	(1,867)	(22)
OCI for the year	861	(2,205)	(93)	(1)
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment), net of tax	—	827	1,422	17
Attributable to non-controlling interests	(151)	129	(53)	(1)
Closing balance (after non-controlling interest)	(618)	(1,867)	(591)	(7)

* includes amount recognised directly in equity